CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Common stock, par value	€ 0.13	€ 0.13
Common stock, shares issued	37,661,619	37,373,312
Commons stock, shares outstanding	37,392,086	37,103,779
Treasury stock	269,533	269,533